Cover	Mar. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2021
Entity File Number	1-6028
Entity Registrant Name	Lincoln National Corporation
Entity Central Index Key	0000059558
Entity Tax Identification Number	35-1140070
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	150 N. Radnor Chester Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(484)
Local Phone Number	583-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false